Balance Sheet Components - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance—beginning of period	$ (799)	$ (337)
Increase in reserves	(222)	(846)
Write-offs	730	384
Balance—end of period	$ (291)	$ (799)